Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000745463
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2024
Strategy Narrative	rr_StrategyNarrativeTextBlock

Eaton Vance Global Equity Income Fund. Global Equity Income Fund’s investment objective is to achieve after-tax total return for its shareholders. The Portfolio seeks to invest primarily in common stocks and, in the investment adviser’s discretion, preferred stocks of U.S. and foreign companies that pay dividends that qualify for federal income taxation at long-term capital gain rates. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common and preferred stocks.